Investments (Securities Lending Remaining Tenor) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Securities Financing Transaction [Line Items]
Total	$ 30,197	$ 30,826
% of Total	100.00%	100.00%
U.S. Treasury and agency
Securities Financing Transaction [Line Items]
Total	$ 27,259	$ 26,033
% of Total	90.30%	84.50%
Agency RMBS
Securities Financing Transaction [Line Items]
Total	$ 1,551	$ 3,054
% of Total	5.10%	9.90%
Foreign government
Securities Financing Transaction [Line Items]
Total	$ 998	$ 1,145
% of Total	3.30%	3.70%
U.S. corporate
Securities Financing Transaction [Line Items]
Total	$ 389	$ 307
% of Total	1.30%	1.00%
Foreign corporate
Securities Financing Transaction [Line Items]
Total	$ 0	$ 287
% of Total	0.00%	0.90%
Open
Securities Financing Transaction [Line Items]
Total	$ 10,127	$ 10,701
Open | U.S. Treasury and agency
Securities Financing Transaction [Line Items]
Total	10,116	10,371
Open | Agency RMBS
Securities Financing Transaction [Line Items]
Total	0	0
Open | Foreign government
Securities Financing Transaction [Line Items]
Total	2	30
Open | U.S. corporate
Securities Financing Transaction [Line Items]
Total	9	125
Open | Foreign corporate
Securities Financing Transaction [Line Items]
Total	0	175
1 Month or Less
Securities Financing Transaction [Line Items]
Total	12,998	12,233
1 Month or Less | U.S. Treasury and agency
Securities Financing Transaction [Line Items]
Total	11,157	10,423
1 Month or Less | Agency RMBS
Securities Financing Transaction [Line Items]
Total	951	482
1 Month or Less | Foreign government
Securities Financing Transaction [Line Items]
Total	510	1,034
1 Month or Less | U.S. corporate
Securities Financing Transaction [Line Items]
Total	380	182
1 Month or Less | Foreign corporate
Securities Financing Transaction [Line Items]
Total	0	112
1 to 6 Months
Securities Financing Transaction [Line Items]
Total	7,072	7,892
1 to 6 Months | U.S. Treasury and agency
Securities Financing Transaction [Line Items]
Total	5,986	5,239
1 to 6 Months | Agency RMBS
Securities Financing Transaction [Line Items]
Total	600	2,572
1 to 6 Months | Foreign government
Securities Financing Transaction [Line Items]
Total	486	81
1 to 6 Months | U.S. corporate
Securities Financing Transaction [Line Items]
Total	0	0
1 to 6 Months | Foreign corporate
Securities Financing Transaction [Line Items]
Total	$ 0	$ 0